Stock appreciation rights ("SARs") (Tables)	3 Months Ended
Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Awards, Simulation Inputs and Outputs
A summary of awards, simulation inputs and outputs is as follows:

				Monte Carlo Simulation Inputs
								Weighted
								Average
								Fair	Average
						Risk-free		Value	Expected
	SARs	Exercise	Vesting	Grant	Dividend	rate of	Expected	@grant	Exercise
Date	Awarded	Price	Period	Price	Yield	Return	Volatility	date	Life
01-Aug-13	1,078,125	$14.00	5 yrs	$14.00	2.87%	2.15%	54.89%	$4.28	4.9 - 6.0 yrs
12-Mar-14	22,118	$13.66	3 yrs	$13.66	2.93%	2.06%	56.31%	$4.17	4.6 - 5.0 yrs
01-Jun-14	5,595	$13.91	3 yrs	$13.91	2.88%	2.20%	53.60%	$4.20	4.5 - 5.0 yrs
06-Mar-15	37,797	$10.25	3 yrs	$10.25	3.90%	1.90%	61.38%	$2.98	4.2 - 5.0 yrs
15-Jan-16	205,519	$9.20	3 yrs	$9.20	6.63%	1.79%	58.09%	$2.20	4.0 – 5.0 yrs

Movement of shares
The movement for the quarter ended March 31, 2016 is set forth below:

		Weighted average
	No. of Units	exercise price
Balance as at January 1, 2016	1,142,056	$13.87
SARs granted during the quarter ending March 31, 2016	205,519	$9.20
SARs exercised/converted/expired during the quarter	-	-
SARs forfeited during the quarter	-	-
Balance as at March 31, 2016 (none of which are exercisable or convertible)	1,347,575	$13.16

Schedule of Cost Related to Non-vested Awards Expected to be recognized	The total cost related to non-vested awards expected to be recognized through 2018 is set forth below:
Period	TOTAL
2016	1,306,040
2017	458,123
2018	155,294
1,919,457